Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000029837
Shareholder Report [Line Items]
Fund Name	Columbia Convertible Securities Fund
Class Name	Class A
Trading Symbol	PACIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$57	1.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%	[1]
AssetsNet	$ 1,731,833,120
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,731,833,120
Total number of portfolio holdings	125
Portfolio turnover for the reporting period	106%

Holdings [Text Block]	Asset Categories
Table Summary
Convertible Bonds	73.9%
Convertible Preferred Stocks	21.0%
Common Stocks	2.8%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Alphabet, Inc. 6.250%	3.1%
Alphabet, Inc. 6.250%	3.0%
Boeing Co. (The) 6.000%	1.9%
Wells Fargo & Co. 7.500%	1.9%
NextEra Energy, Inc. 7.375%	1.8%
Live Nation Entertainment, Inc. 2.875% 01/15/2030	1.8%
Bank of America Corp. 7.250%	1.8%
ON Semiconductor Corp. 0.500% 03/01/2029	1.7%
Western Digital Corp.	1.4%
Microchip Technology, Inc. 0.000% 02/15/2030	1.4%

C000029839
Shareholder Report [Line Items]
Fund Name	Columbia Convertible Securities Fund
Class Name	Class C
Trading Symbol	PHIKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$97	1.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.83%	[2]
AssetsNet	$ 1,731,833,120
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,731,833,120
Total number of portfolio holdings	125
Portfolio turnover for the reporting period	106%

Holdings [Text Block]	Asset Categories
Table Summary
Convertible Bonds	73.9%
Convertible Preferred Stocks	21.0%
Common Stocks	2.8%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Alphabet, Inc. 6.250%	3.1%
Alphabet, Inc. 6.250%	3.0%
Boeing Co. (The) 6.000%	1.9%
Wells Fargo & Co. 7.500%	1.9%
NextEra Energy, Inc. 7.375%	1.8%
Live Nation Entertainment, Inc. 2.875% 01/15/2030	1.8%
Bank of America Corp. 7.250%	1.8%
ON Semiconductor Corp. 0.500% 03/01/2029	1.7%
Western Digital Corp.	1.4%
Microchip Technology, Inc. 0.000% 02/15/2030	1.4%

C000029840
Shareholder Report [Line Items]
Fund Name	Columbia Convertible Securities Fund
Class Name	Institutional Class
Trading Symbol	NCIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$44	0.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[3]
AssetsNet	$ 1,731,833,120
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,731,833,120
Total number of portfolio holdings	125
Portfolio turnover for the reporting period	106%

Holdings [Text Block]	Asset Categories
Table Summary
Convertible Bonds	73.9%
Convertible Preferred Stocks	21.0%
Common Stocks	2.8%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Alphabet, Inc. 6.250%	3.1%
Alphabet, Inc. 6.250%	3.0%
Boeing Co. (The) 6.000%	1.9%
Wells Fargo & Co. 7.500%	1.9%
NextEra Energy, Inc. 7.375%	1.8%
Live Nation Entertainment, Inc. 2.875% 01/15/2030	1.8%
Bank of America Corp. 7.250%	1.8%
ON Semiconductor Corp. 0.500% 03/01/2029	1.7%
Western Digital Corp.	1.4%
Microchip Technology, Inc. 0.000% 02/15/2030	1.4%

C000122575
Shareholder Report [Line Items]
Fund Name	Columbia Convertible Securities Fund
Class Name	Institutional 2 Class
Trading Symbol	COCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$42	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[4]
AssetsNet	$ 1,731,833,120
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,731,833,120
Total number of portfolio holdings	125
Portfolio turnover for the reporting period	106%

Holdings [Text Block]	Asset Categories
Table Summary
Convertible Bonds	73.9%
Convertible Preferred Stocks	21.0%
Common Stocks	2.8%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Alphabet, Inc. 6.250%	3.1%
Alphabet, Inc. 6.250%	3.0%
Boeing Co. (The) 6.000%	1.9%
Wells Fargo & Co. 7.500%	1.9%
NextEra Energy, Inc. 7.375%	1.8%
Live Nation Entertainment, Inc. 2.875% 01/15/2030	1.8%
Bank of America Corp. 7.250%	1.8%
ON Semiconductor Corp. 0.500% 03/01/2029	1.7%
Western Digital Corp.	1.4%
Microchip Technology, Inc. 0.000% 02/15/2030	1.4%

C000149202
Shareholder Report [Line Items]
Fund Name	Columbia Convertible Securities Fund
Class Name	Institutional 3 Class
Trading Symbol	CSFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$40	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[5]
AssetsNet	$ 1,731,833,120
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,731,833,120
Total number of portfolio holdings	125
Portfolio turnover for the reporting period	106%

Holdings [Text Block]	Asset Categories
Table Summary
Convertible Bonds	73.9%
Convertible Preferred Stocks	21.0%
Common Stocks	2.8%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Alphabet, Inc. 6.250%	3.1%
Alphabet, Inc. 6.250%	3.0%
Boeing Co. (The) 6.000%	1.9%
Wells Fargo & Co. 7.500%	1.9%
NextEra Energy, Inc. 7.375%	1.8%
Live Nation Entertainment, Inc. 2.875% 01/15/2030	1.8%
Bank of America Corp. 7.250%	1.8%
ON Semiconductor Corp. 0.500% 03/01/2029	1.7%
Western Digital Corp.	1.4%
Microchip Technology, Inc. 0.000% 02/15/2030	1.4%

C000253703
Shareholder Report [Line Items]
Fund Name	Columbia Convertible Securities Fund
Class Name	Class S
Trading Symbol	NCIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$44	0.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[6]
AssetsNet	$ 1,731,833,120
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,731,833,120
Total number of portfolio holdings	125
Portfolio turnover for the reporting period	106%

Holdings [Text Block]	Asset Categories
Table Summary
Convertible Bonds	73.9%
Convertible Preferred Stocks	21.0%
Common Stocks	2.8%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Alphabet, Inc. 6.250%	3.1%
Alphabet, Inc. 6.250%	3.0%
Boeing Co. (The) 6.000%	1.9%
Wells Fargo & Co. 7.500%	1.9%
NextEra Energy, Inc. 7.375%	1.8%
Live Nation Entertainment, Inc. 2.875% 01/15/2030	1.8%
Bank of America Corp. 7.250%	1.8%
ON Semiconductor Corp. 0.500% 03/01/2029	1.7%
Western Digital Corp.	1.4%
Microchip Technology, Inc. 0.000% 02/15/2030	1.4%

C000029865
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Equity Fund
Class Name	Class A
Trading Symbol	NSGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$48	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%	[7]
AssetsNet	$ 1,483,501,188
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,483,501,188
Total number of portfolio holdings	59
Portfolio turnover for the reporting period	40%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	36.5%
Financials	12.4%
Health Care	11.0%
Industrials	9.8%
Consumer Discretionary	8.6%
Communication Services	8.2%
Consumer Staples	4.8%
Utilities	3.9%
Energy	2.8%
Real Estate	1.7%

Asset Categories

Table Summary
Common Stocks	99.7%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	9.2%
Apple, Inc.	6.0%
Microsoft Corp.	5.1%
Alphabet, Inc., Class C	4.9%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.6%
Micron Technology, Inc.	2.9%
JPMorgan Chase & Co.	2.5%
Meta Platforms, Inc., Class A	2.4%
MasterCard, Inc., Class A	2.4%

Material Fund Change [Text Block]
C000029867
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Equity Fund
Class Name	Class C
Trading Symbol	NSGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$89	1.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.65%	[8]
AssetsNet	$ 1,483,501,188
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,483,501,188
Total number of portfolio holdings	59
Portfolio turnover for the reporting period	40%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	36.5%
Financials	12.4%
Health Care	11.0%
Industrials	9.8%
Consumer Discretionary	8.6%
Communication Services	8.2%
Consumer Staples	4.8%
Utilities	3.9%
Energy	2.8%
Real Estate	1.7%

Asset Categories

Table Summary
Common Stocks	99.7%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	9.2%
Apple, Inc.	6.0%
Microsoft Corp.	5.1%
Alphabet, Inc., Class C	4.9%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.6%
Micron Technology, Inc.	2.9%
JPMorgan Chase & Co.	2.5%
Meta Platforms, Inc., Class A	2.4%
MasterCard, Inc., Class A	2.4%

Material Fund Change [Text Block]
C000029868
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Equity Fund
Class Name	Institutional Class
Trading Symbol	NSEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$35	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%	[9]
AssetsNet	$ 1,483,501,188
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,483,501,188
Total number of portfolio holdings	59
Portfolio turnover for the reporting period	40%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	36.5%
Financials	12.4%
Health Care	11.0%
Industrials	9.8%
Consumer Discretionary	8.6%
Communication Services	8.2%
Consumer Staples	4.8%
Utilities	3.9%
Energy	2.8%
Real Estate	1.7%

Asset Categories

Table Summary
Common Stocks	99.7%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	9.2%
Apple, Inc.	6.0%
Microsoft Corp.	5.1%
Alphabet, Inc., Class C	4.9%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.6%
Micron Technology, Inc.	2.9%
JPMorgan Chase & Co.	2.5%
Meta Platforms, Inc., Class A	2.4%
MasterCard, Inc., Class A	2.4%

Material Fund Change [Text Block]
C000122583
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Equity Fund
Class Name	Institutional 2 Class
Trading Symbol	CLCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$32	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%	[10]
AssetsNet	$ 1,483,501,188
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,483,501,188
Total number of portfolio holdings	59
Portfolio turnover for the reporting period	40%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	36.5%
Financials	12.4%
Health Care	11.0%
Industrials	9.8%
Consumer Discretionary	8.6%
Communication Services	8.2%
Consumer Staples	4.8%
Utilities	3.9%
Energy	2.8%
Real Estate	1.7%

Asset Categories

Table Summary
Common Stocks	99.7%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	9.2%
Apple, Inc.	6.0%
Microsoft Corp.	5.1%
Alphabet, Inc., Class C	4.9%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.6%
Micron Technology, Inc.	2.9%
JPMorgan Chase & Co.	2.5%
Meta Platforms, Inc., Class A	2.4%
MasterCard, Inc., Class A	2.4%

Material Fund Change [Text Block]
C000173198
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Equity Fund
Class Name	Institutional 3 Class
Trading Symbol	CLEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$29	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%	[11]
AssetsNet	$ 1,483,501,188
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,483,501,188
Total number of portfolio holdings	59
Portfolio turnover for the reporting period	40%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	36.5%
Financials	12.4%
Health Care	11.0%
Industrials	9.8%
Consumer Discretionary	8.6%
Communication Services	8.2%
Consumer Staples	4.8%
Utilities	3.9%
Energy	2.8%
Real Estate	1.7%

Asset Categories

Table Summary
Common Stocks	99.7%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	9.2%
Apple, Inc.	6.0%
Microsoft Corp.	5.1%
Alphabet, Inc., Class C	4.9%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.6%
Micron Technology, Inc.	2.9%
JPMorgan Chase & Co.	2.5%
Meta Platforms, Inc., Class A	2.4%
MasterCard, Inc., Class A	2.4%

Material Fund Change [Text Block]
C000253706
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Equity Fund
Class Name	Class S
Trading Symbol	NSEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$35	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%	[12]
AssetsNet	$ 1,483,501,188
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,483,501,188
Total number of portfolio holdings	59
Portfolio turnover for the reporting period	40%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	36.5%
Financials	12.4%
Health Care	11.0%
Industrials	9.8%
Consumer Discretionary	8.6%
Communication Services	8.2%
Consumer Staples	4.8%
Utilities	3.9%
Energy	2.8%
Real Estate	1.7%

Asset Categories

Table Summary
Common Stocks	99.7%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	9.2%
Apple, Inc.	6.0%
Microsoft Corp.	5.1%
Alphabet, Inc., Class C	4.9%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.6%
Micron Technology, Inc.	2.9%
JPMorgan Chase & Co.	2.5%
Meta Platforms, Inc., Class A	2.4%
MasterCard, Inc., Class A	2.4%

Material Fund Change [Text Block]
C000030031
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Enhanced Core Fund
Class Name	Class A
Trading Symbol	NMIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$45	0.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%	[13]
AssetsNet	$ 496,676,814
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$496,676,814
Total number of portfolio holdings	107
Portfolio turnover for the reporting period	49%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	37.6%
Financials	12.1%
Communication Services	9.0%
Health Care	9.0%
Consumer Discretionary	8.8%
Industrials	8.3%
Consumer Staples	4.4%
Energy	3.6%
Materials	2.2%
Utilities	2.1%
Other	1.9%

Asset Categories

Table Summary
Common Stocks	99.0%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	8.6%
Apple, Inc.	7.6%
Alphabet, Inc., Class A	5.9%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., Class A	2.5%
Micron Technology, Inc.	1.7%
ExxonMobil Holdings Corp.	1.4%
MasterCard, Inc., Class A	1.4%

Material Fund Change [Text Block]
C000030033
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Enhanced Core Fund
Class Name	Institutional Class
Trading Symbol	NMIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$31	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%	[14]
AssetsNet	$ 496,676,814
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$496,676,814
Total number of portfolio holdings	107
Portfolio turnover for the reporting period	49%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	37.6%
Financials	12.1%
Communication Services	9.0%
Health Care	9.0%
Consumer Discretionary	8.8%
Industrials	8.3%
Consumer Staples	4.4%
Energy	3.6%
Materials	2.2%
Utilities	2.1%
Other	1.9%

Asset Categories

Table Summary
Common Stocks	99.0%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	8.6%
Apple, Inc.	7.6%
Alphabet, Inc., Class A	5.9%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., Class A	2.5%
Micron Technology, Inc.	1.7%
ExxonMobil Holdings Corp.	1.4%
MasterCard, Inc., Class A	1.4%

Material Fund Change [Text Block]
C000079027
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Enhanced Core Fund
Class Name	Institutional 3 Class
Trading Symbol	CECYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$22	0.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%	[15]
AssetsNet	$ 496,676,814
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$496,676,814
Total number of portfolio holdings	107
Portfolio turnover for the reporting period	49%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	37.6%
Financials	12.1%
Communication Services	9.0%
Health Care	9.0%
Consumer Discretionary	8.8%
Industrials	8.3%
Consumer Staples	4.4%
Energy	3.6%
Materials	2.2%
Utilities	2.1%
Other	1.9%

Asset Categories

Table Summary
Common Stocks	99.0%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	8.6%
Apple, Inc.	7.6%
Alphabet, Inc., Class A	5.9%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., Class A	2.5%
Micron Technology, Inc.	1.7%
ExxonMobil Holdings Corp.	1.4%
MasterCard, Inc., Class A	1.4%

Material Fund Change [Text Block]
C000030032
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Enhanced Core Fund
Class Name	Class R
Trading Symbol	CCERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$58	1.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.08%	[16]
AssetsNet	$ 496,676,814
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$496,676,814
Total number of portfolio holdings	107
Portfolio turnover for the reporting period	49%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	37.6%
Financials	12.1%
Communication Services	9.0%
Health Care	9.0%
Consumer Discretionary	8.8%
Industrials	8.3%
Consumer Staples	4.4%
Energy	3.6%
Materials	2.2%
Utilities	2.1%
Other	1.9%

Asset Categories

Table Summary
Common Stocks	99.0%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	8.6%
Apple, Inc.	7.6%
Alphabet, Inc., Class A	5.9%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., Class A	2.5%
Micron Technology, Inc.	1.7%
ExxonMobil Holdings Corp.	1.4%
MasterCard, Inc., Class A	1.4%

Material Fund Change [Text Block]
C000253708
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Enhanced Core Fund
Class Name	Class S
Trading Symbol	NMIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$31	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%	[17]
AssetsNet	$ 496,676,814
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$496,676,814
Total number of portfolio holdings	107
Portfolio turnover for the reporting period	49%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	37.6%
Financials	12.1%
Communication Services	9.0%
Health Care	9.0%
Consumer Discretionary	8.8%
Industrials	8.3%
Consumer Staples	4.4%
Energy	3.6%
Materials	2.2%
Utilities	2.1%
Other	1.9%

Asset Categories

Table Summary
Common Stocks	99.0%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	8.6%
Apple, Inc.	7.6%
Alphabet, Inc., Class A	5.9%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., Class A	2.5%
Micron Technology, Inc.	1.7%
ExxonMobil Holdings Corp.	1.4%
MasterCard, Inc., Class A	1.4%

Material Fund Change [Text Block]
C000029874
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Opportunity Fund
Class Name	Class A
Trading Symbol	NFEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$57	1.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.04%	[18]
AssetsNet	$ 1,312,121,321
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,312,121,321
Total number of portfolio holdings	54
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	25.8%
Systems Software	12.9%
Technology Hardware, Storage & Peripherals	7.9%
Communications Equipment	1.9%
Internet Services & Infrastructure	1.8%
Electronic Components	1.5%
Other	0.5%

Equity Sector Allocation

Table Summary
Information Technology	52.4%
Communication Services	10.9%
Industrials	10.2%
Health Care	9.3%
Consumer Discretionary	8.0%
Financials	5.7%
Consumer Staples	1.9%
Real Estate	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	15.1%
Alphabet, Inc., Class A	6.0%
Apple, Inc.	5.9%
Microsoft Corp.	5.6%
Broadcom, Inc.	5.2%
Eli Lilly & Co.	3.7%
Meta Platforms, Inc., Class A	3.7%
Visa, Inc., Class A	3.3%
Micron Technology, Inc.	3.0%
Palo Alto Networks, Inc.	2.7%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

The Boards of Trustees of Columbia Funds Series Trust and Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Cornerstone Growth Fund (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization is scheduled to be completed on or about November 23, 2026.

Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000029877
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Opportunity Fund
Class Name	Institutional Class
Trading Symbol	NFEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$43	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%	[19]
AssetsNet	$ 1,312,121,321
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,312,121,321
Total number of portfolio holdings	54
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	25.8%
Systems Software	12.9%
Technology Hardware, Storage & Peripherals	7.9%
Communications Equipment	1.9%
Internet Services & Infrastructure	1.8%
Electronic Components	1.5%
Other	0.5%

Equity Sector Allocation

Table Summary
Information Technology	52.4%
Communication Services	10.9%
Industrials	10.2%
Health Care	9.3%
Consumer Discretionary	8.0%
Financials	5.7%
Consumer Staples	1.9%
Real Estate	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	15.1%
Alphabet, Inc., Class A	6.0%
Apple, Inc.	5.9%
Microsoft Corp.	5.6%
Broadcom, Inc.	5.2%
Eli Lilly & Co.	3.7%
Meta Platforms, Inc., Class A	3.7%
Visa, Inc., Class A	3.3%
Micron Technology, Inc.	3.0%
Palo Alto Networks, Inc.	2.7%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

The Boards of Trustees of Columbia Funds Series Trust and Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Cornerstone Growth Fund (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization is scheduled to be completed on or about November 23, 2026.

Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000136868
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Opportunity Fund
Class Name	Institutional 2 Class
Trading Symbol	CADRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$40	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.73%	[20]
AssetsNet	$ 1,312,121,321
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,312,121,321
Total number of portfolio holdings	54
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	25.8%
Systems Software	12.9%
Technology Hardware, Storage & Peripherals	7.9%
Communications Equipment	1.9%
Internet Services & Infrastructure	1.8%
Electronic Components	1.5%
Other	0.5%

Equity Sector Allocation

Table Summary
Information Technology	52.4%
Communication Services	10.9%
Industrials	10.2%
Health Care	9.3%
Consumer Discretionary	8.0%
Financials	5.7%
Consumer Staples	1.9%
Real Estate	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	15.1%
Alphabet, Inc., Class A	6.0%
Apple, Inc.	5.9%
Microsoft Corp.	5.6%
Broadcom, Inc.	5.2%
Eli Lilly & Co.	3.7%
Meta Platforms, Inc., Class A	3.7%
Visa, Inc., Class A	3.3%
Micron Technology, Inc.	3.0%
Palo Alto Networks, Inc.	2.7%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

The Boards of Trustees of Columbia Funds Series Trust and Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Cornerstone Growth Fund (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization is scheduled to be completed on or about November 23, 2026.

Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000171353
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Opportunity Fund
Class Name	Institutional 3 Class
Trading Symbol	CLRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$38	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.69%	[21]
AssetsNet	$ 1,312,121,321
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,312,121,321
Total number of portfolio holdings	54
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	25.8%
Systems Software	12.9%
Technology Hardware, Storage & Peripherals	7.9%
Communications Equipment	1.9%
Internet Services & Infrastructure	1.8%
Electronic Components	1.5%
Other	0.5%

Equity Sector Allocation

Table Summary
Information Technology	52.4%
Communication Services	10.9%
Industrials	10.2%
Health Care	9.3%
Consumer Discretionary	8.0%
Financials	5.7%
Consumer Staples	1.9%
Real Estate	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	15.1%
Alphabet, Inc., Class A	6.0%
Apple, Inc.	5.9%
Microsoft Corp.	5.6%
Broadcom, Inc.	5.2%
Eli Lilly & Co.	3.7%
Meta Platforms, Inc., Class A	3.7%
Visa, Inc., Class A	3.3%
Micron Technology, Inc.	3.0%
Palo Alto Networks, Inc.	2.7%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

The Boards of Trustees of Columbia Funds Series Trust and Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Cornerstone Growth Fund (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization is scheduled to be completed on or about November 23, 2026.

Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000175686
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Opportunity Fund
Class Name	Class R
Trading Symbol	CLGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$70	1.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.29%	[22]
AssetsNet	$ 1,312,121,321
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,312,121,321
Total number of portfolio holdings	54
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	25.8%
Systems Software	12.9%
Technology Hardware, Storage & Peripherals	7.9%
Communications Equipment	1.9%
Internet Services & Infrastructure	1.8%
Electronic Components	1.5%
Other	0.5%

Equity Sector Allocation

Table Summary
Information Technology	52.4%
Communication Services	10.9%
Industrials	10.2%
Health Care	9.3%
Consumer Discretionary	8.0%
Financials	5.7%
Consumer Staples	1.9%
Real Estate	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	15.1%
Alphabet, Inc., Class A	6.0%
Apple, Inc.	5.9%
Microsoft Corp.	5.6%
Broadcom, Inc.	5.2%
Eli Lilly & Co.	3.7%
Meta Platforms, Inc., Class A	3.7%
Visa, Inc., Class A	3.3%
Micron Technology, Inc.	3.0%
Palo Alto Networks, Inc.	2.7%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

The Boards of Trustees of Columbia Funds Series Trust and Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Cornerstone Growth Fund (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization is scheduled to be completed on or about November 23, 2026.

Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000253707
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Opportunity Fund
Class Name	Class S
Trading Symbol	NFEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$43	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%	[23]
AssetsNet	$ 1,312,121,321
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,312,121,321
Total number of portfolio holdings	54
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	25.8%
Systems Software	12.9%
Technology Hardware, Storage & Peripherals	7.9%
Communications Equipment	1.9%
Internet Services & Infrastructure	1.8%
Electronic Components	1.5%
Other	0.5%

Equity Sector Allocation

Table Summary
Information Technology	52.4%
Communication Services	10.9%
Industrials	10.2%
Health Care	9.3%
Consumer Discretionary	8.0%
Financials	5.7%
Consumer Staples	1.9%
Real Estate	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	15.1%
Alphabet, Inc., Class A	6.0%
Apple, Inc.	5.9%
Microsoft Corp.	5.6%
Broadcom, Inc.	5.2%
Eli Lilly & Co.	3.7%
Meta Platforms, Inc., Class A	3.7%
Visa, Inc., Class A	3.3%
Micron Technology, Inc.	3.0%
Palo Alto Networks, Inc.	2.7%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

The Boards of Trustees of Columbia Funds Series Trust and Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Cornerstone Growth Fund (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization is scheduled to be completed on or about November 23, 2026.

Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000030051
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Index Fund
Class Name	Class A
Trading Symbol	NEIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$24	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[24]
AssetsNet	$ 3,013,752,317
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,013,752,317
Total number of portfolio holdings	507
Portfolio turnover for the reporting period	3%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	37.5%
Financials	12.2%
Communication Services	9.4%
Health Care	9.2%
Consumer Discretionary	9.0%
Industrials	8.2%
Consumer Staples	4.4%
Energy	3.4%
Utilities	2.0%
Materials	1.8%
Other	1.8%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	8.0%
Apple, Inc.	7.0%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.6%
Tesla, Inc.	1.6%

Material Fund Change [Text Block]
C000030053
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Index Fund
Class Name	Institutional Class
Trading Symbol	NINDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[25]
AssetsNet	$ 3,013,752,317
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,013,752,317
Total number of portfolio holdings	507
Portfolio turnover for the reporting period	3%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	37.5%
Financials	12.2%
Communication Services	9.4%
Health Care	9.2%
Consumer Discretionary	9.0%
Industrials	8.2%
Consumer Staples	4.4%
Energy	3.4%
Utilities	2.0%
Materials	1.8%
Other	1.8%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	8.0%
Apple, Inc.	7.0%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.6%
Tesla, Inc.	1.6%

Material Fund Change [Text Block]
C000122593
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Index Fund
Class Name	Institutional 2 Class
Trading Symbol	CLXRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[26]
AssetsNet	$ 3,013,752,317
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,013,752,317
Total number of portfolio holdings	507
Portfolio turnover for the reporting period	3%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	37.5%
Financials	12.2%
Communication Services	9.4%
Health Care	9.2%
Consumer Discretionary	9.0%
Industrials	8.2%
Consumer Staples	4.4%
Energy	3.4%
Utilities	2.0%
Materials	1.8%
Other	1.8%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	8.0%
Apple, Inc.	7.0%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.6%
Tesla, Inc.	1.6%

Material Fund Change [Text Block]
C000173199
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Index Fund
Class Name	Institutional 3 Class
Trading Symbol	CLPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[27]
AssetsNet	$ 3,013,752,317
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,013,752,317
Total number of portfolio holdings	507
Portfolio turnover for the reporting period	3%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	37.5%
Financials	12.2%
Communication Services	9.4%
Health Care	9.2%
Consumer Discretionary	9.0%
Industrials	8.2%
Consumer Staples	4.4%
Energy	3.4%
Utilities	2.0%
Materials	1.8%
Other	1.8%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	8.0%
Apple, Inc.	7.0%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.6%
Tesla, Inc.	1.6%

Material Fund Change [Text Block]
C000030054
Shareholder Report [Line Items]
Fund Name	Columbia Mid Cap Index Fund
Class Name	Class A
Trading Symbol	NTIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[28]
AssetsNet	$ 2,450,894,159
Holdings Count | Holding	402
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,450,894,159
Total number of portfolio holdings	402
Portfolio turnover for the reporting period	9%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	23.6%
Financials	14.8%
Information Technology	14.5%
Health Care	10.3%
Consumer Discretionary	9.8%
Real Estate	6.9%
Materials	5.9%
Energy	5.1%
Consumer Staples	3.3%
Utilities	3.0%
Other	1.6%

Asset Categories

Table Summary
Common Stocks	98.8%
Money Market Funds	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Twilio, Inc., Class A	1.0%
Illumina, Inc.	0.9%
TechnipFMC PLC	0.9%
Everpure, Inc., Class A	0.8%
Okta, Inc.	0.8%
ATI, Inc.	0.8%
nVent Electric PLC	0.7%
Carpenter Technology Corp.	0.7%
U.S. Foods Holding Corp.	0.6%
Tenet Healthcare Corp.	0.6%

Material Fund Change [Text Block]
C000030055
Shareholder Report [Line Items]
Fund Name	Columbia Mid Cap Index Fund
Class Name	Institutional Class
Trading Symbol	NMPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[29]
AssetsNet	$ 2,450,894,159
Holdings Count | Holding	402
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,450,894,159
Total number of portfolio holdings	402
Portfolio turnover for the reporting period	9%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	23.6%
Financials	14.8%
Information Technology	14.5%
Health Care	10.3%
Consumer Discretionary	9.8%
Real Estate	6.9%
Materials	5.9%
Energy	5.1%
Consumer Staples	3.3%
Utilities	3.0%
Other	1.6%

Asset Categories

Table Summary
Common Stocks	98.8%
Money Market Funds	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Twilio, Inc., Class A	1.0%
Illumina, Inc.	0.9%
TechnipFMC PLC	0.9%
Everpure, Inc., Class A	0.8%
Okta, Inc.	0.8%
ATI, Inc.	0.8%
nVent Electric PLC	0.7%
Carpenter Technology Corp.	0.7%
U.S. Foods Holding Corp.	0.6%
Tenet Healthcare Corp.	0.6%

Material Fund Change [Text Block]
C000122594
Shareholder Report [Line Items]
Fund Name	Columbia Mid Cap Index Fund
Class Name	Institutional 2 Class
Trading Symbol	CPXRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[30]
AssetsNet	$ 2,450,894,159
Holdings Count | Holding	402
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,450,894,159
Total number of portfolio holdings	402
Portfolio turnover for the reporting period	9%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	23.6%
Financials	14.8%
Information Technology	14.5%
Health Care	10.3%
Consumer Discretionary	9.8%
Real Estate	6.9%
Materials	5.9%
Energy	5.1%
Consumer Staples	3.3%
Utilities	3.0%
Other	1.6%

Asset Categories

Table Summary
Common Stocks	98.8%
Money Market Funds	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Twilio, Inc., Class A	1.0%
Illumina, Inc.	0.9%
TechnipFMC PLC	0.9%
Everpure, Inc., Class A	0.8%
Okta, Inc.	0.8%
ATI, Inc.	0.8%
nVent Electric PLC	0.7%
Carpenter Technology Corp.	0.7%
U.S. Foods Holding Corp.	0.6%
Tenet Healthcare Corp.	0.6%

Material Fund Change [Text Block]
C000173200
Shareholder Report [Line Items]
Fund Name	Columbia Mid Cap Index Fund
Class Name	Institutional 3 Class
Trading Symbol	CMDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[31]
AssetsNet	$ 2,450,894,159
Holdings Count | Holding	402
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,450,894,159
Total number of portfolio holdings	402
Portfolio turnover for the reporting period	9%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	23.6%
Financials	14.8%
Information Technology	14.5%
Health Care	10.3%
Consumer Discretionary	9.8%
Real Estate	6.9%
Materials	5.9%
Energy	5.1%
Consumer Staples	3.3%
Utilities	3.0%
Other	1.6%

Asset Categories

Table Summary
Common Stocks	98.8%
Money Market Funds	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Twilio, Inc., Class A	1.0%
Illumina, Inc.	0.9%
TechnipFMC PLC	0.9%
Everpure, Inc., Class A	0.8%
Okta, Inc.	0.8%
ATI, Inc.	0.8%
nVent Electric PLC	0.7%
Carpenter Technology Corp.	0.7%
U.S. Foods Holding Corp.	0.6%
Tenet Healthcare Corp.	0.6%

Material Fund Change [Text Block]
C000059843
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Class A
Trading Symbol	COAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$58	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%	[32]
AssetsNet	$ 6,956,234,058
Holdings Count | Holding	115
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,956,234,058
Total number of portfolio holdings	115
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	21.5%
United States	12.0%
United Kingdom	7.3%
France	7.2%
Netherlands	5.8%
Canada	5.4%
Germany	4.7%
Hong Kong	4.0%
Italy	3.9%
Australia	3.6%
Other	24.2%

Equity Sector Allocation

Table Summary
Financials	37.8%
Energy	12.0%
Consumer Staples	11.4%
Materials	7.5%
Industrials	7.4%
Health Care	6.9%
Information Technology	5.7%
Consumer Discretionary	3.9%
Real Estate	2.4%
Utilities	1.7%
Other	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Shell PLC	3.6%
Sumitomo Mitsui Financial Group, Inc.	2.5%
AXA SA	2.5%
TotalEnergies SE	2.4%
ING Groep NV	2.3%
BPER Banca SPA	2.2%
Mebuki Financial Group, Inc.	2.2%
ASR Nederland NV	2.2%
Piraeus Bank SA	2.2%
Bank of Ireland Group PLC	2.1%

Material Fund Change [Text Block]
C000059844
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Class C
Trading Symbol	COCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$95	1.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.89%	[33]
AssetsNet	$ 6,956,234,058
Holdings Count | Holding	115
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,956,234,058
Total number of portfolio holdings	115
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	21.5%
United States	12.0%
United Kingdom	7.3%
France	7.2%
Netherlands	5.8%
Canada	5.4%
Germany	4.7%
Hong Kong	4.0%
Italy	3.9%
Australia	3.6%
Other	24.2%

Equity Sector Allocation

Table Summary
Financials	37.8%
Energy	12.0%
Consumer Staples	11.4%
Materials	7.5%
Industrials	7.4%
Health Care	6.9%
Information Technology	5.7%
Consumer Discretionary	3.9%
Real Estate	2.4%
Utilities	1.7%
Other	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Shell PLC	3.6%
Sumitomo Mitsui Financial Group, Inc.	2.5%
AXA SA	2.5%
TotalEnergies SE	2.4%
ING Groep NV	2.3%
BPER Banca SPA	2.2%
Mebuki Financial Group, Inc.	2.2%
ASR Nederland NV	2.2%
Piraeus Bank SA	2.2%
Bank of Ireland Group PLC	2.1%

Material Fund Change [Text Block]
C000059846
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Institutional Class
Trading Symbol	COSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$45	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[34]
AssetsNet	$ 6,956,234,058
Holdings Count | Holding	115
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,956,234,058
Total number of portfolio holdings	115
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	21.5%
United States	12.0%
United Kingdom	7.3%
France	7.2%
Netherlands	5.8%
Canada	5.4%
Germany	4.7%
Hong Kong	4.0%
Italy	3.9%
Australia	3.6%
Other	24.2%

Equity Sector Allocation

Table Summary
Financials	37.8%
Energy	12.0%
Consumer Staples	11.4%
Materials	7.5%
Industrials	7.4%
Health Care	6.9%
Information Technology	5.7%
Consumer Discretionary	3.9%
Real Estate	2.4%
Utilities	1.7%
Other	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Shell PLC	3.6%
Sumitomo Mitsui Financial Group, Inc.	2.5%
AXA SA	2.5%
TotalEnergies SE	2.4%
ING Groep NV	2.3%
BPER Banca SPA	2.2%
Mebuki Financial Group, Inc.	2.2%
ASR Nederland NV	2.2%
Piraeus Bank SA	2.2%
Bank of Ireland Group PLC	2.1%

Material Fund Change [Text Block]
C000159975
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Institutional 2 Class
Trading Symbol	COSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$41	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[35]
AssetsNet	$ 6,956,234,058
Holdings Count | Holding	115
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,956,234,058
Total number of portfolio holdings	115
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	21.5%
United States	12.0%
United Kingdom	7.3%
France	7.2%
Netherlands	5.8%
Canada	5.4%
Germany	4.7%
Hong Kong	4.0%
Italy	3.9%
Australia	3.6%
Other	24.2%

Equity Sector Allocation

Table Summary
Financials	37.8%
Energy	12.0%
Consumer Staples	11.4%
Materials	7.5%
Industrials	7.4%
Health Care	6.9%
Information Technology	5.7%
Consumer Discretionary	3.9%
Real Estate	2.4%
Utilities	1.7%
Other	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Shell PLC	3.6%
Sumitomo Mitsui Financial Group, Inc.	2.5%
AXA SA	2.5%
TotalEnergies SE	2.4%
ING Groep NV	2.3%
BPER Banca SPA	2.2%
Mebuki Financial Group, Inc.	2.2%
ASR Nederland NV	2.2%
Piraeus Bank SA	2.2%
Bank of Ireland Group PLC	2.1%

Material Fund Change [Text Block]
C000159976
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Institutional 3 Class
Trading Symbol	COSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$39	0.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[36]
AssetsNet	$ 6,956,234,058
Holdings Count | Holding	115
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,956,234,058
Total number of portfolio holdings	115
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	21.5%
United States	12.0%
United Kingdom	7.3%
France	7.2%
Netherlands	5.8%
Canada	5.4%
Germany	4.7%
Hong Kong	4.0%
Italy	3.9%
Australia	3.6%
Other	24.2%

Equity Sector Allocation

Table Summary
Financials	37.8%
Energy	12.0%
Consumer Staples	11.4%
Materials	7.5%
Industrials	7.4%
Health Care	6.9%
Information Technology	5.7%
Consumer Discretionary	3.9%
Real Estate	2.4%
Utilities	1.7%
Other	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Shell PLC	3.6%
Sumitomo Mitsui Financial Group, Inc.	2.5%
AXA SA	2.5%
TotalEnergies SE	2.4%
ING Groep NV	2.3%
BPER Banca SPA	2.2%
Mebuki Financial Group, Inc.	2.2%
ASR Nederland NV	2.2%
Piraeus Bank SA	2.2%
Bank of Ireland Group PLC	2.1%

Material Fund Change [Text Block]
C000059845
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Class R
Trading Symbol	COVUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$71	1.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%	[37]
AssetsNet	$ 6,956,234,058
Holdings Count | Holding	115
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,956,234,058
Total number of portfolio holdings	115
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	21.5%
United States	12.0%
United Kingdom	7.3%
France	7.2%
Netherlands	5.8%
Canada	5.4%
Germany	4.7%
Hong Kong	4.0%
Italy	3.9%
Australia	3.6%
Other	24.2%

Equity Sector Allocation

Table Summary
Financials	37.8%
Energy	12.0%
Consumer Staples	11.4%
Materials	7.5%
Industrials	7.4%
Health Care	6.9%
Information Technology	5.7%
Consumer Discretionary	3.9%
Real Estate	2.4%
Utilities	1.7%
Other	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Shell PLC	3.6%
Sumitomo Mitsui Financial Group, Inc.	2.5%
AXA SA	2.5%
TotalEnergies SE	2.4%
ING Groep NV	2.3%
BPER Banca SPA	2.2%
Mebuki Financial Group, Inc.	2.2%
ASR Nederland NV	2.2%
Piraeus Bank SA	2.2%
Bank of Ireland Group PLC	2.1%

Material Fund Change [Text Block]
C000253709
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Value Fund
Class Name	Class S
Trading Symbol	COSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$45	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[38]
AssetsNet	$ 6,956,234,058
Holdings Count | Holding	115
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,956,234,058
Total number of portfolio holdings	115
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	21.5%
United States	12.0%
United Kingdom	7.3%
France	7.2%
Netherlands	5.8%
Canada	5.4%
Germany	4.7%
Hong Kong	4.0%
Italy	3.9%
Australia	3.6%
Other	24.2%

Equity Sector Allocation

Table Summary
Financials	37.8%
Energy	12.0%
Consumer Staples	11.4%
Materials	7.5%
Industrials	7.4%
Health Care	6.9%
Information Technology	5.7%
Consumer Discretionary	3.9%
Real Estate	2.4%
Utilities	1.7%
Other	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Shell PLC	3.6%
Sumitomo Mitsui Financial Group, Inc.	2.5%
AXA SA	2.5%
TotalEnergies SE	2.4%
ING Groep NV	2.3%
BPER Banca SPA	2.2%
Mebuki Financial Group, Inc.	2.2%
ASR Nederland NV	2.2%
Piraeus Bank SA	2.2%
Bank of Ireland Group PLC	2.1%

Material Fund Change [Text Block]
C000029850
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Value Fund
Class Name	Class A
Trading Symbol	CMUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$59	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%	[39]
AssetsNet	$ 3,343,938,274
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,343,938,274
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	15%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	17.5%
Industrials	14.9%
Information Technology	11.7%
Health Care	9.2%
Consumer Discretionary	8.4%
Real Estate	7.4%
Energy	6.9%
Utilities	6.2%
Consumer Staples	5.7%
Materials	5.5%
Other	3.7%

Asset Categories

Table Summary
Common Stocks	97.1%
Money Market Funds	2.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Marathon Petroleum Corp.	4.2%
Devon Energy Corp.	2.7%
Popular, Inc.	2.6%
ITT, Inc.	2.5%
AMETEK, Inc.	2.5%
Entergy Corp.	2.5%
Voya Financial, Inc.	2.5%
Quest Diagnostics, Inc.	2.4%
Ameren Corp.	2.4%
U.S. Foods Holding Corp.	2.4%

Material Fund Change [Text Block]
C000029852
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Value Fund
Class Name	Class C
Trading Symbol	CMUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$99	1.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.86%	[40]
AssetsNet	$ 3,343,938,274
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,343,938,274
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	15%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	17.5%
Industrials	14.9%
Information Technology	11.7%
Health Care	9.2%
Consumer Discretionary	8.4%
Real Estate	7.4%
Energy	6.9%
Utilities	6.2%
Consumer Staples	5.7%
Materials	5.5%
Other	3.7%

Asset Categories

Table Summary
Common Stocks	97.1%
Money Market Funds	2.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Marathon Petroleum Corp.	4.2%
Devon Energy Corp.	2.7%
Popular, Inc.	2.6%
ITT, Inc.	2.5%
AMETEK, Inc.	2.5%
Entergy Corp.	2.5%
Voya Financial, Inc.	2.5%
Quest Diagnostics, Inc.	2.4%
Ameren Corp.	2.4%
U.S. Foods Holding Corp.	2.4%

Material Fund Change [Text Block]
C000029854
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	NAMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$46	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%	[41]
AssetsNet	$ 3,343,938,274
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,343,938,274
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	15%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	17.5%
Industrials	14.9%
Information Technology	11.7%
Health Care	9.2%
Consumer Discretionary	8.4%
Real Estate	7.4%
Energy	6.9%
Utilities	6.2%
Consumer Staples	5.7%
Materials	5.5%
Other	3.7%

Asset Categories

Table Summary
Common Stocks	97.1%
Money Market Funds	2.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Marathon Petroleum Corp.	4.2%
Devon Energy Corp.	2.7%
Popular, Inc.	2.6%
ITT, Inc.	2.5%
AMETEK, Inc.	2.5%
Entergy Corp.	2.5%
Voya Financial, Inc.	2.5%
Quest Diagnostics, Inc.	2.4%
Ameren Corp.	2.4%
U.S. Foods Holding Corp.	2.4%

Material Fund Change [Text Block]
C000122577
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Value Fund
Class Name	Institutional 2 Class
Trading Symbol	CVERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$42	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[42]
AssetsNet	$ 3,343,938,274
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,343,938,274
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	15%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	17.5%
Industrials	14.9%
Information Technology	11.7%
Health Care	9.2%
Consumer Discretionary	8.4%
Real Estate	7.4%
Energy	6.9%
Utilities	6.2%
Consumer Staples	5.7%
Materials	5.5%
Other	3.7%

Asset Categories

Table Summary
Common Stocks	97.1%
Money Market Funds	2.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Marathon Petroleum Corp.	4.2%
Devon Energy Corp.	2.7%
Popular, Inc.	2.6%
ITT, Inc.	2.5%
AMETEK, Inc.	2.5%
Entergy Corp.	2.5%
Voya Financial, Inc.	2.5%
Quest Diagnostics, Inc.	2.4%
Ameren Corp.	2.4%
U.S. Foods Holding Corp.	2.4%

Material Fund Change [Text Block]
C000079026
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Value Fund
Class Name	Institutional 3 Class
Trading Symbol	CMVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$39	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[43]
AssetsNet	$ 3,343,938,274
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,343,938,274
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	15%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	17.5%
Industrials	14.9%
Information Technology	11.7%
Health Care	9.2%
Consumer Discretionary	8.4%
Real Estate	7.4%
Energy	6.9%
Utilities	6.2%
Consumer Staples	5.7%
Materials	5.5%
Other	3.7%

Asset Categories

Table Summary
Common Stocks	97.1%
Money Market Funds	2.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Marathon Petroleum Corp.	4.2%
Devon Energy Corp.	2.7%
Popular, Inc.	2.6%
ITT, Inc.	2.5%
AMETEK, Inc.	2.5%
Entergy Corp.	2.5%
Voya Financial, Inc.	2.5%
Quest Diagnostics, Inc.	2.4%
Ameren Corp.	2.4%
U.S. Foods Holding Corp.	2.4%

Material Fund Change [Text Block]
C000029853
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Value Fund
Class Name	Class R
Trading Symbol	CMVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$72	1.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.36%	[44]
AssetsNet	$ 3,343,938,274
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,343,938,274
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	15%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	17.5%
Industrials	14.9%
Information Technology	11.7%
Health Care	9.2%
Consumer Discretionary	8.4%
Real Estate	7.4%
Energy	6.9%
Utilities	6.2%
Consumer Staples	5.7%
Materials	5.5%
Other	3.7%

Asset Categories

Table Summary
Common Stocks	97.1%
Money Market Funds	2.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Marathon Petroleum Corp.	4.2%
Devon Energy Corp.	2.7%
Popular, Inc.	2.6%
ITT, Inc.	2.5%
AMETEK, Inc.	2.5%
Entergy Corp.	2.5%
Voya Financial, Inc.	2.5%
Quest Diagnostics, Inc.	2.4%
Ameren Corp.	2.4%
U.S. Foods Holding Corp.	2.4%

Material Fund Change [Text Block]
C000253704
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Value Fund
Class Name	Class S
Trading Symbol	NAMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$46	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%	[45]
AssetsNet	$ 3,343,938,274
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,343,938,274
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	15%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	17.5%
Industrials	14.9%
Information Technology	11.7%
Health Care	9.2%
Consumer Discretionary	8.4%
Real Estate	7.4%
Energy	6.9%
Utilities	6.2%
Consumer Staples	5.7%
Materials	5.5%
Other	3.7%

Asset Categories

Table Summary
Common Stocks	97.1%
Money Market Funds	2.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Marathon Petroleum Corp.	4.2%
Devon Energy Corp.	2.7%
Popular, Inc.	2.6%
ITT, Inc.	2.5%
AMETEK, Inc.	2.5%
Entergy Corp.	2.5%
Voya Financial, Inc.	2.5%
Quest Diagnostics, Inc.	2.4%
Ameren Corp.	2.4%
U.S. Foods Holding Corp.	2.4%

Material Fund Change [Text Block]
C000030056
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Index Fund
Class Name	Class A
Trading Symbol	NMSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$24	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[46]
AssetsNet	$ 2,604,973,821
Holdings Count | Holding	608
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,604,973,821
Total number of portfolio holdings	608
Portfolio turnover for the reporting period	15%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.8%
Industrials	17.2%
Consumer Discretionary	13.7%
Information Technology	12.3%
Health Care	10.8%
Real Estate	6.4%
Energy	6.1%
Materials	4.3%
Consumer Staples	3.5%
Communication Services	3.4%
Other	2.0%

Asset Categories

Table Summary
Common Stocks	98.5%
Other	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
iShares Core S&P Small-Cap ETF	0.7%
Corcept Therapeutics, Inc.	0.6%
Glaukos Corp.	0.6%
Paycom Software, Inc.	0.5%
Brinker International, Inc.	0.5%
Match Group, Inc.	0.5%
Jackson Financial, Inc., Class A	0.5%
Viasat, Inc.	0.5%
Protagonist Therapeutics, Inc.	0.5%
CarMax, Inc.	0.5%

Material Fund Change [Text Block]
C000030057
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Index Fund
Class Name	Institutional Class
Trading Symbol	NMSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[47]
AssetsNet	$ 2,604,973,821
Holdings Count | Holding	608
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,604,973,821
Total number of portfolio holdings	608
Portfolio turnover for the reporting period	15%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.8%
Industrials	17.2%
Consumer Discretionary	13.7%
Information Technology	12.3%
Health Care	10.8%
Real Estate	6.4%
Energy	6.1%
Materials	4.3%
Consumer Staples	3.5%
Communication Services	3.4%
Other	2.0%

Asset Categories

Table Summary
Common Stocks	98.5%
Other	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
iShares Core S&P Small-Cap ETF	0.7%
Corcept Therapeutics, Inc.	0.6%
Glaukos Corp.	0.6%
Paycom Software, Inc.	0.5%
Brinker International, Inc.	0.5%
Match Group, Inc.	0.5%
Jackson Financial, Inc., Class A	0.5%
Viasat, Inc.	0.5%
Protagonist Therapeutics, Inc.	0.5%
CarMax, Inc.	0.5%

Material Fund Change [Text Block]
C000122595
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Index Fund
Class Name	Institutional 2 Class
Trading Symbol	CXXRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[48]
AssetsNet	$ 2,604,973,821
Holdings Count | Holding	608
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,604,973,821
Total number of portfolio holdings	608
Portfolio turnover for the reporting period	15%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.8%
Industrials	17.2%
Consumer Discretionary	13.7%
Information Technology	12.3%
Health Care	10.8%
Real Estate	6.4%
Energy	6.1%
Materials	4.3%
Consumer Staples	3.5%
Communication Services	3.4%
Other	2.0%

Asset Categories

Table Summary
Common Stocks	98.5%
Other	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
iShares Core S&P Small-Cap ETF	0.7%
Corcept Therapeutics, Inc.	0.6%
Glaukos Corp.	0.6%
Paycom Software, Inc.	0.5%
Brinker International, Inc.	0.5%
Match Group, Inc.	0.5%
Jackson Financial, Inc., Class A	0.5%
Viasat, Inc.	0.5%
Protagonist Therapeutics, Inc.	0.5%
CarMax, Inc.	0.5%

Material Fund Change [Text Block]
C000173201
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Index Fund
Class Name	Institutional 3 Class
Trading Symbol	CSPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[49]
AssetsNet	$ 2,604,973,821
Holdings Count | Holding	608
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,604,973,821
Total number of portfolio holdings	608
Portfolio turnover for the reporting period	15%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.8%
Industrials	17.2%
Consumer Discretionary	13.7%
Information Technology	12.3%
Health Care	10.8%
Real Estate	6.4%
Energy	6.1%
Materials	4.3%
Consumer Staples	3.5%
Communication Services	3.4%
Other	2.0%

Asset Categories

Table Summary
Common Stocks	98.5%
Other	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
iShares Core S&P Small-Cap ETF	0.7%
Corcept Therapeutics, Inc.	0.6%
Glaukos Corp.	0.6%
Paycom Software, Inc.	0.5%
Brinker International, Inc.	0.5%
Match Group, Inc.	0.5%
Jackson Financial, Inc., Class A	0.5%
Viasat, Inc.	0.5%
Protagonist Therapeutics, Inc.	0.5%
CarMax, Inc.	0.5%

Material Fund Change [Text Block]
C000029855
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value and Inflection Fund
Class Name	Class A
Trading Symbol	COVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$65	1.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.20%	[50]
AssetsNet	$ 905,253,911
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$905,253,911
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	58%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	21.5%
Industrials	15.8%
Real Estate	11.6%
Health Care	10.4%
Information Technology	8.3%
Energy	8.2%
Materials	7.8%
Consumer Discretionary	7.0%
Consumer Staples	4.1%
Communication Services	2.5%
Other	2.0%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Phillips Edison & Co., Inc.	1.9%
Essent Group Ltd.	1.7%
Korn/Ferry International	1.7%
Insight Enterprises, Inc.	1.7%
Fulton Financial Corp.	1.7%
Associated Banc-Corp.	1.6%
Texas Capital Bancshares, Inc.	1.6%
ICU Medical, Inc.	1.6%
Avient Corp.	1.6%
Polaris, Inc.	1.5%

Material Fund Change [Text Block]
C000029859
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value and Inflection Fund
Class Name	Institutional Class
Trading Symbol	NSVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$51	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[51]
AssetsNet	$ 905,253,911
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$905,253,911
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	58%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	21.5%
Industrials	15.8%
Real Estate	11.6%
Health Care	10.4%
Information Technology	8.3%
Energy	8.2%
Materials	7.8%
Consumer Discretionary	7.0%
Consumer Staples	4.1%
Communication Services	2.5%
Other	2.0%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Phillips Edison & Co., Inc.	1.9%
Essent Group Ltd.	1.7%
Korn/Ferry International	1.7%
Insight Enterprises, Inc.	1.7%
Fulton Financial Corp.	1.7%
Associated Banc-Corp.	1.6%
Texas Capital Bancshares, Inc.	1.6%
ICU Medical, Inc.	1.6%
Avient Corp.	1.6%
Polaris, Inc.	1.5%

Material Fund Change [Text Block]
C000122579
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value and Inflection Fund
Class Name	Institutional 2 Class
Trading Symbol	CRRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$43	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%	[52]
AssetsNet	$ 905,253,911
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$905,253,911
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	58%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	21.5%
Industrials	15.8%
Real Estate	11.6%
Health Care	10.4%
Information Technology	8.3%
Energy	8.2%
Materials	7.8%
Consumer Discretionary	7.0%
Consumer Staples	4.1%
Communication Services	2.5%
Other	2.0%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Phillips Edison & Co., Inc.	1.9%
Essent Group Ltd.	1.7%
Korn/Ferry International	1.7%
Insight Enterprises, Inc.	1.7%
Fulton Financial Corp.	1.7%
Associated Banc-Corp.	1.6%
Texas Capital Bancshares, Inc.	1.6%
ICU Medical, Inc.	1.6%
Avient Corp.	1.6%
Polaris, Inc.	1.5%

Material Fund Change [Text Block]
C000122580
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value and Inflection Fund
Class Name	Institutional 3 Class
Trading Symbol	CRRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$41	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%	[53]
AssetsNet	$ 905,253,911
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$905,253,911
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	58%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	21.5%
Industrials	15.8%
Real Estate	11.6%
Health Care	10.4%
Information Technology	8.3%
Energy	8.2%
Materials	7.8%
Consumer Discretionary	7.0%
Consumer Staples	4.1%
Communication Services	2.5%
Other	2.0%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Phillips Edison & Co., Inc.	1.9%
Essent Group Ltd.	1.7%
Korn/Ferry International	1.7%
Insight Enterprises, Inc.	1.7%
Fulton Financial Corp.	1.7%
Associated Banc-Corp.	1.6%
Texas Capital Bancshares, Inc.	1.6%
ICU Medical, Inc.	1.6%
Avient Corp.	1.6%
Polaris, Inc.	1.5%

Material Fund Change [Text Block]
C000029858
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value and Inflection Fund
Class Name	Class R
Trading Symbol	CCTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$78	1.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.45%	[54]
AssetsNet	$ 905,253,911
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$905,253,911
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	58%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	21.5%
Industrials	15.8%
Real Estate	11.6%
Health Care	10.4%
Information Technology	8.3%
Energy	8.2%
Materials	7.8%
Consumer Discretionary	7.0%
Consumer Staples	4.1%
Communication Services	2.5%
Other	2.0%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Phillips Edison & Co., Inc.	1.9%
Essent Group Ltd.	1.7%
Korn/Ferry International	1.7%
Insight Enterprises, Inc.	1.7%
Fulton Financial Corp.	1.7%
Associated Banc-Corp.	1.6%
Texas Capital Bancshares, Inc.	1.6%
ICU Medical, Inc.	1.6%
Avient Corp.	1.6%
Polaris, Inc.	1.5%

Material Fund Change [Text Block]
C000253705
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value and Inflection Fund
Class Name	Class S
Trading Symbol	NSVBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$51	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[55]
AssetsNet	$ 905,253,911
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$905,253,911
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	58%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	21.5%
Industrials	15.8%
Real Estate	11.6%
Health Care	10.4%
Information Technology	8.3%
Energy	8.2%
Materials	7.8%
Consumer Discretionary	7.0%
Consumer Staples	4.1%
Communication Services	2.5%
Other	2.0%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Phillips Edison & Co., Inc.	1.9%
Essent Group Ltd.	1.7%
Korn/Ferry International	1.7%
Insight Enterprises, Inc.	1.7%
Fulton Financial Corp.	1.7%
Associated Banc-Corp.	1.6%
Texas Capital Bancshares, Inc.	1.6%
ICU Medical, Inc.	1.6%
Avient Corp.	1.6%
Polaris, Inc.	1.5%

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